NET REVENUES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net revenues			¥ 1,520,035
Business taxes and surcharges	¥ (13,878)	¥ (11,842)	(19,266)
Total net revenues			1,520,035
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	100,472	83,854	45,831
Total net revenues	100,472	83,854	45,831
Services transferred over time
Disaggregation of Revenue [Line Items]
Net revenues	1,895,208	1,649,961	1,474,204
Total net revenues	1,895,208	1,649,961	1,474,204
Tuition fee
Disaggregation of Revenue [Line Items]
Net revenues	1,896,642	1,658,981	1,491,594
Total net revenues	1,896,642	1,658,981	1,491,594
Certification service fee
Disaggregation of Revenue [Line Items]
Net revenues	82,376	50,321	35,976
Total net revenues	82,376	50,321	35,976
Loan referral service fee
Disaggregation of Revenue [Line Items]
Net revenues	18,096	33,533	9,855
Total net revenues	18,096	33,533	9,855
Others
Disaggregation of Revenue [Line Items]
Net revenues	12,444	2,822	1,876
Total net revenues	12,444	2,822	¥ 1,876
Guarantee service
Disaggregation of Revenue [Line Items]
Net revenues	89,691,000	19,880,000
Total net revenues	¥ 89,691,000	¥ 19,880,000